TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

Trade accounts receivable

Trade accounts receivable are presented net of allowances for doubtful debts. The allowance for doubtful trade accounts receivable was $nil at both December 31, 2017 and December 31, 2016. As at December 31, 2017, the Company has no reason to believe that any amount included in trade accounts receivable will not be recovered through due process or negotiation.

Other receivables

Other receivables, which include accrued interest on notes held as available-for-sale securities, amounts due from vessel managers and claims receivable, are presented with no allowance for doubtful accounts as of December 31, 2017 and December 31, 2016.